DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
Atlantic American Corporation 401(k) Retirement Savings Plan [Member]
DESCRIPTION OF THE PLAN [Abstract]
DESCRIPTION OF THE PLAN
NOTE 1—DESCRIPTION OF THE PLAN

The following description of the Atlantic American Corporation 401(k) Retirement Savings Plan (the “Plan”) provides only general information. Participating members (“Participants”) should refer to the Plan document for a more complete description of the Plan’s provisions. Information with regard to eligibility, contributions, distributions, vesting, withdrawals, restoration, loans, fund redistribution, and definitions of all terms are contained in that document. The Administrative Committee, consisting of employees of the plan sponsor, is responsible for oversight of the Plan.

General: The Plan is a defined contribution plan available to all U.S. employees of Atlantic American Corporation and its subsidiaries (collectively, the “Company”) except collective bargaining employees, nonresident aliens, and leased employees. Employees eligible to participate are automatically enrolled effective on the date of employment. The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Participating Companies: As of December 31, 2025 and 2024, the Company had five wholly-owned insurance subsidiaries, Bankers Fidelity Life Insurance Company and its wholly owned subsidiaries, Bankers Fidelity Assurance Company and Atlantic Capital Life Assurance Company, American Southern Insurance Company and its wholly owned subsidiary, American Safety Insurance Company, in addition to one non-insurance company, xCalibre Risk Services, Inc. All employees of these subsidiaries were eligible to participate in the Plan.

Plan Administration: The trustee of the Plan (the “Trustee”) has custodial responsibility for the Plan’s assets, including the authority and power to, among other things, invest the principal and income of the Plan’s assets.

Contributions: Eligible employees automatically become a participant and are enrolled into the Plan at a 6% deferral rate on their date of hire. At any time, a participant may cease his or her contribution or change his or her deferral percentage in 1% increments up to 75% of his or her annual compensation, as defined by the Plan, subject to certain limitations under the Internal Revenue Code (the “Code”), and elect to contribute into any of the investment funds offered by the Plan. Participant pre-tax limitation was limited to $23,500 for 2025.

Participants may also contribute amounts representing distributions from other qualified benefit plans. These contributions, if any, are classified as rollover contributions in the Statement of Changes in Net Assets Available for Benefits. Participants direct the investment of their contributions into various investment options offered by the Plan. Participants who have attained age 50 before the end of the Plan year are eligible to make catch-up contributions to the Plan. The maximum individual catch-up contribution amount was $7,500 for 2025.

On January 1, 2009, the Company adopted safe harbor plan provisions such that the Plan would operate on a safe harbor basis. Safe harbor contributions are fully vested immediately. The Company provides a matching employer contribution equal to a certain percentage of each participant’s contributions. The Company may also make employer profit-sharing contributions, at its discretion, which will be allocated among all eligible participants in the Plan whether they make contributions or not. The employer profit-sharing contributions totaled $147,000 for the year ended December 31, 2025. For the year ended December 31, 2025, the Company’s employer matching contribution equaled 35% of up to the first 6% of a participant’s pre-tax and/or Roth contribution. In addition to the matching contribution, the Company also made a non-elective contribution to all participants of 3% of compensation (up to a maximum of $350,000), which totaled $569,421 for the year ended December 31, 2025. The 2025 employer profit-sharing contributions and non-elective contributions are presented as contribution receivable from employer in the Statements of Net Assets Available for Benefits. All employer matching contributions are made in cash.

Vesting: Participants are always 100% vested in their own contributions including pre-tax contributions, Roth contributions, after-tax voluntary contributions, rollover contributions, safe harbor matching contributions and any discretionary profit-sharing contributions. Further, all contributions are invested at the direction of the participant.

Participants’ “vested percentage” attributable to certain employer contributions is based on years of continuous service determined under the following schedule.

Years of Service:

Less than one	0%
One	20%
Two	40%
Three	60%
Four	80%
Five	100%

Participants must have worked at least 1,000 hours in a calendar year for that year to count towards vesting. In addition, participants become fully vested upon retirement, death, or disability.

Benefits: Upon termination of service due to death, disability, retirement, or separation from service, a participant or his or her beneficiary with a vested balance greater than $5,000 may elect to receive an amount equal to the value of the participant’s vested interest in his or her account, or such amounts may remain in the Plan but contributions cease. The form of payment, selected by the participant or his or her beneficiary, is either a lump-sum distribution or a direct rollover into a qualified retirement plan or individual retirement account. A vested balance less than $5,000 is automatically distributed to the terminated participant or his or her beneficiary in the quarterly period following termination, unless otherwise directed.

Participant Accounts: Individual accounts are maintained for each of the Plan’s participants and reflect the participant’s contributions, employer contributions, and the participant’s share of the Plan’s investment income (loss). Allocations of income (loss) are based on the proportion that each participant’s account balance bears to the total of all participant account balances and their investment elections.

Investment Options: Participants may direct their contributions and any related earnings into several investment options in 1% increments. Participants may change their investment elections at any time, subject to certain fund restrictions. There were no significant changes made to the available investment alternatives during 2025.

Within the Plan, new contributions to the Atlantic American Common Stock fund were not allowed. Those participants who were invested in the Atlantic American Common Stock fund, or "Employer Common Stock Fund", were able, and existing participants continue to be able, to sell or liquidate units of the Atlantic American Common Stock fund and reinvest in existing investments offered in the Plan.

Forfeitures: Amounts forfeited from non-vested accounts, if any, are generally used to pay for Plan expenses or reduce future employer contributions. Forfeitures of $6,811 were used to offset administrative expenses charged to the Plan in 2025. At December 31, 2025 and 2024, there were $18,359 and $29,408, respectively, of forfeiture funds available to be used in the future.

Notes Receivable from Participants: Participants may borrow from their fund accounts a minimum of $1,000 up to a maximum equal to the lesser of $50,000 or 50% of their vested account balance. Participants may elect to have their loans disbursed from specific investment funds. Loan terms range from six months to five years. The loans are secured by the vested value of the participants’ account balances and bear interest at the prime rate of interest on the date of the loan plus 1% bearing interest at rates from 4.25% - 9.50%. Principal and interest are paid ratably through payroll deductions.

Specified Hardship Withdrawals: Upon written application to the Trustee by a participant for a specified hardship withdrawal, the participant may withdraw from his or her fund accounts. Such withdrawal may be made only upon the express determination that it is necessary to prevent a severe financial hardship to such participant and specific to the following events: expenses for medical care; costs directly related to the purchase of a principal residence; payment of tuition and related educational fees; and to prevent eviction from a principal residence or foreclosure on the mortgage of a principal residence. A participant who has made a specified hardship withdrawal may include any amounts necessary to pay federal, state or local income taxes or penalties reasonably anticipated to result from the distribution and shall make no more than one withdrawal during any calendar quarter.

Administrative Expenses: The Company pays certain administrative expenses of the Plan. Trustee and recordkeeping fees are shared between the Company and the Plan. Each participant account is charged a $43 quarterly Trustee and recordkeeping fee while the Company also pays a standard annual fee for Trustee and record keeping. Fees resulting from individual participant transactions, such as loan origination and benefit payments, or certain investment elections, are paid by the participant and are included in the fees amount on the Statement of Changes in Net Assets Available for Benefits.